LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Below is a summary of our short-term borrowings as at December 31, 2018 and 2017.

	As at December 31
(In millions of dollars)	2018	2017

Accounts receivable securitization program	650	650
US commercial paper program	1,605	935

Total short-term borrowings	2,255	1,585

Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2018 and 2017.

	Year ended December 31, 2018			Year ended December 31, 2017
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from US commercial paper	15,262	1.29	19,752	8,267	1.30	10,712
Repayment of US commercial paper	(14,858)	1.30	(19,244)	(7,530)	1.29	(9,704)
Net proceeds received from US commercial paper			508			1,008

Proceeds received from accounts receivable securitization			225			530
Repayment of accounts receivable securitization			(225)			(680)
Net repayment of accounts receivable securitization			—			(150)

Net proceeds received on short-term borrowings			508			858
Below is a summary of the senior notes that we issued in 2018. We did not issue any senior notes in 2017.

(In millions of dollars, except interest rates and discounts)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2018 issuances
February 8, 2018	US	750	2048	4.300%	99.398%	938	16

[1]	Gross proceeds before transaction costs and discounts.

[2]	Transaction costs and discounts are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2018	2017

Senior notes	2018	US	1,400	6.800%	—	1,756
Senior notes	2019		400	2.800%	400	400
Senior notes	2019		500	5.380%	500	500
Senior notes	2020		900	4.700%	900	900
Senior notes	2021		1,450	5.340%	1,450	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2023	US	500	3.000%	682	627
Senior notes	2023	US	850	4.100%	1,160	1,066
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	955	878
Senior notes	2026	US	500	2.900%	682	627
Senior debentures [1]	2032	US	200	8.750%	273	251
Senior notes	2038	US	350	7.500%	478	439
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	682	627
Senior notes	2043	US	650	5.450%	887	816
Senior notes	2044	US	1,050	5.000%	1,433	1,318
Senior notes	2048	US	750	4.300%	1,022	—
					14,404	14,555
Deferred transaction costs and discounts					(114)	(107)
Less current portion					(900)	(1,756)

Total long-term debt					13,390	12,692

[1]	Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2018 and 2017.
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2018 and 2017.

	Year ended December 31, 2018			Year ended December 31, 2017
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (Cdn$)			—			1,730
Credit facility borrowings (US$)	125	1.26	157	960	1.32	1,269
Total credit facility borrowings			157			2,999

Credit facility repayments (Cdn$)			—			(1,830)
Credit facility repayments (US$)	(125)	1.26	(157)	(1,110)	1.31	(1,453)
Total credit facility repayments			(157)			(3,283)

Net repayments under credit facilities			—			(284)

Senior note issuances (US$)	750	1.25	938	—	—	—

Senior note repayments (Cdn$)			—			(750)
Senior notes repayments (US$)	(1,400)	1.26	(1,761)	—	—	—
Total senior notes repayments			(1,761)			(750)

Net repayment of senior notes			(823)			(750)

Net repayment of long-term debt			(823)			(1,034)

	Years ended December 31
(In millions of dollars)	2018	2017

Long-term debt net of transaction costs, beginning of year	14,448	16,080
Net repayment of long-term debt	(823)	(1,034)
Loss (gain) on foreign exchange	672	(608)
Deferred transaction costs incurred	(18)	(3)
Amortization of deferred transaction costs	11	13

Long-term debt net of transaction costs, end of year	14,290	14,448

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2018 and 2017.

December 31, 2018	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,255	2,255	2,255	—	—	—
Accounts payable and accrued liabilities	3,052	3,052	3,052	—	—	—
Long-term debt	14,290	14,404	900	2,350	2,442	8,712
Other long-term financial liabilities	38	38	1	24	5	8
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,341	1,045	296	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,473)	(1,146)	(327)	—	—
Equity derivative instruments	—	(92)	(92)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	6,920	—	—	1,392	5,528
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,254)	—	—	(1,842)	(6,412)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,560	1,560	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,601)	(1,601)	—	—	—
Bond forwards	—	87	87	—	—	—
Net carrying amount of derivatives (asset)	(1,500)
	18,135	18,237	6,061	2,343	1,997	7,836

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2017	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	6	6	6	—	—	—
Short-term borrowings	1,585	1,585	1,585	—	—	—
Accounts payable and accrued liabilities	2,931	2,931	2,931	—	—	—
Long-term debt	14,448	14,555	1,756	1,800	2,050	8,949
Other long-term financial liabilities	9	9	2	3	2	2
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,538	1,093	445	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,506)	(1,054)	(452)	—	—
Equity derivative instruments	—	(68)	(68)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	1,435	—	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,405)	(1,756)	—	—	(6,649)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	956	956	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(934)	(934)	—	—	—
Bond forwards	—	64	64	—	—	—
Net carrying amount of derivatives (asset)	(1,094)
	17,885	18,148	6,016	1,796	2,052	8,284

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Below is a summary of the repayment of our senior notes during 2018 and 2017. The associated debt derivatives for the 2018 repayment were settled at maturity. There were no debt derivatives associated with the 2017 repayments.

(In millions of dollars)
Maturity date	Notional amount (US$)	Notional amount (Cdn$)

2018 repayments
April 2018	1,400	1,761

2017 repayments
March 2017	—	250
June 2017	—	500
Total for 2017	—	750

In April 2018, we repaid the entire outstanding principal amount of our US$1.4 billion ($1.8 billion) 6.8% senior notes otherwise due in August 2018. At the same time, the associated debt derivatives were settled for net proceeds received of $326 million. As a result, we repaid a net amount of $1.5 billion including settlement of the associated debt derivatives, which was separately funded through our US CP program and our bank credit facility. For the year ended December 31, 2018, we recognized a $28 million loss on repayment of long-term debt reflecting our obligation to pay redemption premiums upon repayment (see note 10).
PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2018.

(In millions of dollars)
2019	900
2020	900
2021	1,450
2022	600
2023	1,842
Thereafter	8,712
Total long-term debt	14,404
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2018.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Operating leases	208	312	172	287	979
Player contracts [1]	63	8	14	—	85
Purchase obligations [2]	448	332	202	80	1,062
Program rights [3]	667	1,048	1,079	1,346	4,140

Total commitments	1,386	1,700	1,467	1,713	6,266

[1]	Player contracts are Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.

[2]	Purchase obligations are the contractual obligations under service, product, and wireless device contracts to which we have committed.

[3]	Program rights are the agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.